CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents (note 5)	$ 41,262,044	$ 31,219,574
Other receivables (note 13)	866,055	89,661
Prepaid expenses	2,775,800	2,427,200
Total current assets	44,903,899	33,736,435
Property and equipment (note 6)	392,041	236,664
Right-of-use assets (note 7)	584,251	372,468
Total assets	45,880,191	34,345,567
Current Liabilities
Accounts payable and accrued liabilities	1,987,870	1,805,015
Other liabilities (note 13)	352,279	123,985
Lease liabilities (note 7)	293,672	248,885
Warrant derivative (note 8)	56,017	531,228
Total current liabilities	2,689,838	2,709,113
Contract liability (note 12)	6,730,287	6,730,287
Lease liabilities (note 7)	361,081	153,174
Total liabilities	9,781,206	9,592,574
Commitments and contingencies (note 13, 14, 19)
Shareholders’ equity
Share capital (note 9) Authorized: unlimited Issued: December 31, 2021 – 55,043,789 December 31, 2020 – 46,166,980	391,348,183	356,824,172
Warrants (note 9)	3,617,570	3,617,570
Contributed surplus (note 10)	34,161,103	31,022,356
Accumulated other comprehensive income	387,738	400,225
Accumulated deficit	(393,415,609)	(367,111,330)
Total shareholders’ equity	36,098,985	24,752,993
Total liabilities and shareholders' equity	$ 45,880,191	$ 34,345,567